Earnings per share (Tables)	12 Months Ended
Mar. 31, 2017
Earnings Per Share [Abstract]
Schedule of Loss Per share

Loss per share is presented below:

	Year ended March 31
	2015 (INR)	2016 (INR)	2017 (INR)
Net loss attributable to APGL equity shareholders	(1,082,995)	(1,650,189)	(1,172,645)
Add: Accretion on Mezzanine CCPS	(755,207)	(1,347,923)	(235,853)
Add: Accretion on redeemable non-controlling interest	—	(29,825)	(44,073)

Total (A)	(1,838,202)	(3,027,937)	(1,452,571)

Shares outstanding for allocation of undistributed income:
Equity shares	1,758,080	1,758,080	25,915,956

Weighted average shares outstanding
Equity shares (B)	1,758,080	1,758,080	13,040,618 #

Net loss per share — basic and diluted
Equity shares (C=A/B)	(1,046)	(1,722)	(111)

# — The Company had 1,758,080 equity shares outstanding for the period from April 1, 2016 till October 12, 2016 and 25,915,956 equity shares were outstanding from October 12, 2016 till March 31, 2017.